Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Total revenue, net	$ 813,477	$ 523,376	$ 4,253,765	$ 1,010,405
Cost of sales	671,148	316,684	3,470,862	579,855
Gross profit	142,329	206,692	782,903	430,550
Operating expenses:
Advertising expenses	45,758	239,414	118,697	27,810
Selling, general, and administrative	160,069	288,560	2,584,686	385,889
Salaries & wages	405,589		2,315,444
Professional and consultant fees	686,661	3,228,212	8,551,532	838,056
Production expenses	55,016	87,186	225,036	242,937
Impairment of goodwill				240,000
Rent expense	7,395	523,991	1,719,026	990,413
Total operating expenses	1,360,488	4,367,363	15,514,421	2,725,105
Operating loss	(1,218,159)	(4,160,671)	(14,731,518)	(2,294,555)
Other (income) expenses:
Interest expense, net	762,655	840,138	2,151,553	195,214
Amortization of debt discounts, net	1,349,628	495,937	5,932,883	26,993
Interest expense - excess derivatives	245,326
Loss in extinguishment of debt - related party		297,138	297,138
Other (income) expense, net		54,227	162,093	(70)
Change in fair value of derivative liability	(77,616)	(49,533)	(1,029,530)	61,029
Total other (income) expenses	2,279,993	1,637,907	7,514,138	283,166
Loss before income taxes	(3,498,152)	(5,798,578)	(22,245,656)	(2,577,721)
Income tax (benefit) expense
Net loss	$ (3,498,152)	$ (5,798,578)	$ (22,245,656)	$ (2,577,721)
Basic and diluted weighted average shares outstanding	108,753,763	93,330,191	95,150,297	52,099,680
Basic and diluted net loss per share	$ (0.03)	$ (0.06)	$ (0.23)	$ (0.05)